INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

For the three months ended March 31, 2014, the Company incurred net loss of approximately $653,000 and therefore has no tax liability. The Company began operations in 2007 and has previous net operating loss carry-forwards of approximately $13,718,000 through December 31, 2013. The cumulative loss of approximately $14,371,000 will be carried forward and can be used through the year 2033 to offset future taxable income. In the future, the cumulative net operating loss carry-forward for income tax purposes may differ from the cumulative financial statement loss due to timing differences between book and tax reporting.

The provision for Federal income tax consists of the following for the three months ended March 31, 2014 and 2013:

	2014	2013
Federal income tax benefit attributable to:
Current operations	$222,000	$36,000
Valuation allowance	(222,000)	(36,000)
Net provision for federal income tax	$0	$0

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of March 31, 2014 and December 31, 2013:

	2014	2013
Deferred tax asset attributable to:
Net operating loss carryover	$4,996,000	$4,774,000
Valuation allowance	(4,996,000)	(4,774,000)
Net deferred tax asset	$0	$0

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $14,371,000 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

For the year ended December 31, 2013, the Company incurred net income of approximately $216,000 but has no tax liability. The Company began operations in 2007 and has previous net operating loss carry-forwards of approximately $13,934,000 through December 31, 2012. The cumulative loss of approximately $13,718,000 will be carried forward and can be used through the year 2033 to offset future taxable income. In the future, the cumulative net operating loss carry-forward for income tax purposes may differ from the cumulative financial statement loss due to timing differences between book and tax reporting.

The provision for Federal income tax consists of the following for the years ended December 31, 2013 and 2012:

	2013	2012
Federal income tax (expense) benefit attributable to:
Current operations	$(73,000)	$155,000
Valuation allowance	73,000	(155,000)
Net provision for federal income tax	$0	$0

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of December 31, 2013 and 2012:

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$4,665,000	$4,738,000
Valuation allowance	(4,665,000)	(4,738,000)
Net deferred tax asset	$0	$0

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $13,718,000 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.